Summary of significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2021
ZY Holdings [Member]
Effective ownership percentage	100.00%	100.00%	100.00%	100.00%
China Bio [Member]
Effective ownership percentage	100.00%	100.00%	100.00%	100.00%
ZY HK [Member]
Effective ownership percentage	100.00%	100.00%	100.00%	100.00%
ZY Shenzhen [Member]
Effective ownership percentage	100.00%	100.00%	100.00%	100.00%
BF Beijing [Member]
Effective ownership percentage	100.00%	100.00%	100.00%	100.00%
BF Internet [Member]
Effective ownership percentage	51.00%		51.00%
Dandong BF [Member]
Effective ownership percentage		100.00%		100.00%
ZY Holdings [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Date of incorporation	Jul. 05, 2016	Jul. 05, 2016
Business engaged	Investment holding	Investment holding
China Bio [Member]
Place of incorporation	Republic of Seychelles	Republic of Seychelles
Date of incorporation	Jun. 27, 2016	Jun. 27, 2016
Business engaged	Investment holding	Investment holding
ZY HK [Member]
Place of incorporation	Hong Kong	Hong Kong
Date of incorporation	Jun. 13, 2016	Jun. 13, 2016
Business engaged	Investment holding	Investment holding
ZY Shenzhen [Member]
Place of incorporation	PRC	PRC
Date of incorporation	Jun. 10, 2014	Jun. 10, 2014
Business engaged	Investment holding	Investment holding
BF Beijing [Member]
Place of incorporation	PRC	PRC
Date of incorporation	Aug. 30, 2012	Aug. 30, 2012
Business engaged	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of dietary supplements (referred to as new food raw material product in China) containing nervonic acid	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid
BF Internet [Member]
Place of incorporation	PRC
Date of incorporation	May 23, 2022
Business engaged	Sale and marketing of BF Beijing’s nervonic acid-based dietary supplements (referred to as new food raw material products in China) over the “TikTok” platform
Dandong BF [Member]
Place of incorporation		PRC
Date of incorporation		Mar. 11, 2019
Business engaged		Research, development and growing of Acer truncatum seedlings